 v3.22.2
Jul. 01, 2022
Putnam VT Emerging Markets Equity Fund

Putnam VT Growth Opportunities Fund
Effective July 1, 2022, for each fund listed above, the following language is added to the sub-section Investments in the section Fund summary – Investments, risks, and performance:
The fund is “non-diversified,” which means it may invest a greater percentage of its assets in fewer issuers than a “diversified” fund. ______________________
Effective July 1, 2022, for each fund listed above, the following language is added to the sub-section Risks in the section Fund summary – Investments, risks, and performance:

As a non-diversified fund, the fund may invest in fewer issuers and is more vulnerable than a more broadly diversified fund to fluctuations in the values of the securities it holds.

______________________

X
- Definition

Narrative Risk Disclosure.

+ References

Reference 1: http://www.xbrl.org/2003/role/presentationRef
-Publisher SEC
-Name Form
-Number N-1A
-Chapter A
-Section 4
-Subsection b
-Paragraph 1

+ Details
Name:	rr_RiskHeading
Namespace Prefix:	rr_
Data Type:	xbrli:stringItemType
Balance Type:	na
Period Type:	duration

X
- Definition

Narrative Risk Disclosure. A Fund may, in responding to this Item, describe the types of investors for whom the Fund is intended or the types of investment goals that may be consistent with an investment in the Fund.

+ References

Reference 1: http://www.xbrl.org/2003/role/presentationRef
-Publisher SEC
-Name Form
-Number N-1A
-Chapter A
-Section 4
-Subsection b
-Paragraph 1
-Subparagraph i
-Clause instruction

+ Details
Name:	rr_RiskNarrativeTextBlock
Namespace Prefix:	rr_
Data Type:	dtr-types:textBlockItemType
Balance Type:	na
Period Type:	duration

X
- Definition

Risk/Return Summary Investment Objectives/Goals Include the following information, in plain English under rule 421(d) under the Securities Act, in the order and subject matter indicated

+ References

Reference 1: http://www.xbrl.org/2003/role/presentationRef
-Publisher SEC
-Name Form
-Number N-1A
-Chapter A
-Section 2

+ Details
Name:	rr_RiskReturnHeading
Namespace Prefix:	rr_
Data Type:	xbrli:stringItemType
Balance Type:	na
Period Type:	duration

X
- Definition

Principal investment strategies of the Fund. Summarize how the Fund intends to achieve its investment objectives by identifying the Fund's principal investment strategies (including the type or types of securities in which the Fund invests or will invest principally) and any policy to concentrate in securities of issuers in a particular industry or group of industries.

+ References

Reference 1: http://www.xbrl.org/2003/role/presentationRef
-Publisher SEC
-Name Form
-Number N-1A
-Chapter A
-Section 4
-Subsection a

+ Details
Name:	rr_StrategyHeading
Namespace Prefix:	rr_
Data Type:	xbrli:stringItemType
Balance Type:	na
Period Type:	duration

X
- Definition

Principal investment strategies of the Fund. Summarize how the Fund intends to achieve its investment objectives by identifying the Fund's principal investment strategies (including the type or types of securities in which the Fund invests or will invest principally) and any policy to concentrate in securities of issuers in a particular industry or group of industries.

+ References

Reference 1: http://www.xbrl.org/2003/role/presentationRef
-Publisher SEC
-Name Form
-Number N-1A
-Chapter A
-Section 4
-Subsection a

+ Details
Name:	rr_StrategyNarrativeTextBlock
Namespace Prefix:	rr_
Data Type:	dtr-types:textBlockItemType
Balance Type:	na
Period Type:	duration

X
- Details
Name:	dei_LegalEntityAxis=PVT_S000003879Member
Namespace Prefix:
Data Type:	na
Balance Type:
Period Type:

X
- Details
Name:	dei_LegalEntityAxis=PVT_S000003873Member
Namespace Prefix:
Data Type:	na
Balance Type:
Period Type: